Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - Lease Commitment [Member] ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	¥ 3,611
2-5 years	1,067
Total	¥ 4,678